Cover	12 Months Ended
Oct. 26, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	APPLIED MATERIALS INC /DE
Entity Central Index Key	0000006951